Nature of Business - Additional Information (Detail)	12 Months Ended		1 Months Ended
	Dec. 31, 2012 Vessel	Dec. 31, 2012 Asset under Construction Vessel	Mar. 30, 2011 Transocean Pacific Drilling Inc Subsidiaries	Mar. 30, 2011 Transocean Pacific Drilling Inc Predecessor	Dec. 31, 2012 Customer Contracts Vessel
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Number of drillships operated under customer contracts	4
Number of drillships		3			2
Percentage of ownership interest				50.00%
Percentage of ownership in joint venture			50.00%